UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               August 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total: $1,521,408
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

                                           Eubel Brady & Suttman Asset Management, Inc.
                                                           SEC Form 13-F
                                                             06/30/03
                                                      Item #4
                                                      Market                              Item #6                    Item #8
             Item #1             Item #2    Item #3   Value         Item #5      Investment Discretion  Item #7  Voting Authority
         Name of Issuer          Title      CUSIP     (x$1,000) Quantity Sh/Prn  Sole     Shared Other  Mgrs   Sole  Shared Other
21st Century Insurance            common    90130N103    9802     685450 sh        685450   n/a   n/a  n/a     685450   n/a  n/a
Accredited Home Lenders Holdin    common    00437p107    5282     271725 sh        271725   n/a   n/a  n/a     271725   n/a  n/a
Aceto Corp                        common    004446100    5786     312260 sh        312260   n/a   n/a  n/a     312260   n/a  n/a
Altria Group Inc                  common    02209S103   11236     247265 sh        247265   n/a   n/a  n/a     247265   n/a  n/a
America Service Group             common    02364l109    6234     348277 sh        348277   n/a   n/a  n/a     348277   n/a  n/a
American Power Conversion Corp    common    029066107   47729    3057572 sh       3057572   n/a   n/a  n/a    3057572   n/a  n/a
AmeriCredit Corp                  common    03060R101   37888    4431370 sh       4431370   n/a   n/a  n/a    4431370   n/a  n/a
Anworth Mrtg. Asset Corp.         common    037347101   16430    1065529 sh       1065529   n/a   n/a  n/a    1065529   n/a  n/a
AT&T Wireless Group               common    00209A106    4283     521717 sh        521717   n/a   n/a  n/a     521717   n/a  n/a
Atlas Pipeline Partners           common    049392103    4253     141500 sh        141500   n/a   n/a  n/a     141500   n/a  n/a
Bob Evans Farms                   common    096761101     844      30145 sh         30145   n/a   n/a  n/a      30145   n/a  n/a
Brown Forman cl B                 common    115637209   23921     304260 sh        304260   n/a   n/a  n/a     304260   n/a  n/a
Capital Automotive REIT Inc       common    139733109    2414      86235 sh         86235   n/a   n/a  n/a      86235   n/a  n/a
CenturyTel Inc.                   common    156700106   34614     993242 sh        993242   n/a   n/a  n/a     993242   n/a  n/a
CNS Inc.                          common    126136100    3115     366490 sh        366490   n/a   n/a  n/a     366490   n/a  n/a
Coldwater Creek Inc.              common    193068103    2952     240427 sh        240427   n/a   n/a  n/a     240427   n/a  n/a
CompuDyne Corporation             common    204795306    5671     608505 sh        608505   n/a   n/a  n/a     608505   n/a  n/a
Cox Communications Inc. CL A      common    224044107   64523    2022673 sh       2022673   n/a   n/a  n/a    2022673   n/a  n/a
Donnelley R R & Sons Co           common    257867101   16978     649516 sh        649516   n/a   n/a  n/a     649516   n/a  n/a
Dun & Bradstreet                  common    26483E100   14041     341620 sh        341620   n/a   n/a  n/a     341620   n/a  n/a
Emmis Communications Corp         common    291525103   42828    1851610 sh       1851610   n/a   n/a  n/a    1851610   n/a  n/a
Everest Re Group LTD              common    G3223R108    2563      33500 sh         33500   n/a   n/a  n/a      33500   n/a  n/a
Friedman Billings Ramsey, Inc.    common    358434108   83503    6231576 sh       6231576   n/a   n/a  n/a    6231576   n/a  n/a
Golden West Financial             common    381317106   38022     475210 sh        475210   n/a   n/a  n/a     475210   n/a  n/a
Hearst - Argyle TV (A)            common    422317107   29888    1153958 sh       1153958   n/a   n/a  n/a    1153958   n/a  n/a
Hollinger International           common    435569108   15745    1461920 sh       1461920   n/a   n/a  n/a    1461920   n/a  n/a
IHOP Corp.                        common    449623107    3068      97175 sh         97175   n/a   n/a  n/a      97175   n/a  n/a
Insight Communications Co Cl A    common    45768V108   37685    2824948 sh       2824948   n/a   n/a  n/a    2824948   n/a  n/a
ITLA Capital Corporation          common    450565106   19286     481074 sh        481074   n/a   n/a  n/a     481074   n/a  n/a
Jones Apparel Group Inc           common    480074103   29790    1018115 sh       1018115   n/a   n/a  n/a    1018115   n/a  n/a
Key Energy Services               common    492914106   50916    4749583 sh       4749583   n/a   n/a  n/a    4749583   n/a  n/a
Knight-Ridder                     common    499040103   63831     926020 sh        926020   n/a   n/a  n/a     926020   n/a  n/a
Lancaster Colony                  common    513847103   27193     702840 sh        702840   n/a   n/a  n/a     702840   n/a  n/a
Lee Enterprises                   common    523768109   29574     788002 sh        788002   n/a   n/a  n/a     788002   n/a  n/a
Leucadia National                 common    527288104   52866    1424204 sh       1424204   n/a   n/a  n/a    1424204   n/a  n/a
Liberty Media Corp. Cl A          common    530718105   19927    1723781 sh       1723781   n/a   n/a  n/a    1723781   n/a  n/a
Limited Inc                       common    532716107    1634     105400 sh        105400   n/a   n/a  n/a     105400   n/a  n/a
Local Financial Corporation       common    539553107   17310    1207945 sh       1207945   n/a   n/a  n/a    1207945   n/a  n/a
Markel Corporation                common    570535104   32014     125053 sh        125053   n/a   n/a  n/a     125053   n/a  n/a
Marshall & Ilsley                 common    571834100    1514      49500 sh         49500   n/a   n/a  n/a      49500   n/a  n/a
Maxwell Shoe                      common    577766108    2955     205200 sh        205200   n/a   n/a  n/a     205200   n/a  n/a
McCormick & Company, Inc.         common    579780206   10453     384310 sh        384310   n/a   n/a  n/a     384310   n/a  n/a
MCG Capital Corp.                 common    58047P107   21148    1457495 sh       1457495   n/a   n/a  n/a    1457495   n/a  n/a
Mediacom Communications           common    58446k105   33873    3477719 sh       3477719   n/a   n/a  n/a    3477719   n/a  n/a
Mercury General Corp.             common    589400100   40753     892720 sh        892720   n/a   n/a  n/a     892720   n/a  n/a
Meredith Corp.                    common    589433101    9316     211730 sh        211730   n/a   n/a  n/a     211730   n/a  n/a
MFA Mortgage                      common    55272X102     270      26910 sh         26910   n/a   n/a  n/a      26910   n/a  n/a
Moody's Corp                      common    615369105    1804      34230 sh         34230   n/a   n/a  n/a      34230   n/a  n/a
National Beverage Corp.           common    635017106    1080      77680 sh         77680   n/a   n/a  n/a      77680   n/a  n/a
Natural Resource Partners         common    63900P103    4843     153210 sh        153210   n/a   n/a  n/a     153210   n/a  n/a
North Fork Bancorp                common    659424105   67346    1977282 sh       1977282   n/a   n/a  n/a    1977282   n/a  n/a
NVR, Inc.                         common    62944T105   74242     180637 sh        180637   n/a   n/a  n/a     180637   n/a  n/a
Pactiv Corp                       common    695257105    1715      87000 sh         87000   n/a   n/a  n/a      87000   n/a  n/a
Parker-Hannifin Corp.             common    701094104    1915      45600 sh         45600   n/a   n/a  n/a      45600   n/a  n/a
Petroquest                        common    716748108    1772     754230 sh        754230   n/a   n/a  n/a     754230   n/a  n/a
Prologis Trust                    common    743410102    3004     110030 sh        110030   n/a   n/a  n/a     110030   n/a  n/a
Provident Financial Services      common    74386t105    6152     322930 sh        322930   n/a   n/a  n/a     322930   n/a  n/a
RailAmerica, Inc.                 common    750753105    6653     787280 sh        787280   n/a   n/a  n/a     787280   n/a  n/a
RAIT Investment Trust             common    749227104   26720    1008312 sh       1008312   n/a   n/a  n/a    1008312   n/a  n/a
RLI Corp.                         common    749607107   16156     491067 sh        491067   n/a   n/a  n/a     491067   n/a  n/a
Royal Dutch Pet 5 Gilderf ADR     common    780257804     205       4400 sh          4400   n/a   n/a  n/a       4400   n/a  n/a
Saxon Cap Acquisition Corp        common    80556P302   21705    1256076 sh       1256076   n/a   n/a  n/a    1256076   n/a  n/a
Sherwin-Williams Co.              common    824348106   44183    1643720 sh       1643720   n/a   n/a  n/a    1643720   n/a  n/a
Sirius Satellite Radio Inc.       common    82966U103    2034    1203303 sh       1203303   n/a   n/a  n/a    1203303   n/a  n/a
Spherion Inc.                     common    848420105    7244    1042325 sh       1042325   n/a   n/a  n/a    1042325   n/a  n/a
Standard Management               common    853612109     866     239023 sh        239023   n/a   n/a  n/a     239023   n/a  n/a
Summit America Television, Inc    common    86600T109     231      80000 sh         80000   n/a   n/a  n/a      80000   n/a  n/a
Supreme Ind. Inc                  common    868607102    4438     826434 sh        826434   n/a   n/a  n/a     826434   n/a  n/a
Telephone & Data Systems          common    879433100   50067    1007378 sh       1007378   n/a   n/a  n/a    1007378   n/a  n/a
Timberland Company                common    887100105   33690     637347 sh        637347   n/a   n/a  n/a     637347   n/a  n/a
Topps Company, Inc.               common    890786106    5876     693730 sh        693730   n/a   n/a  n/a     693730   n/a  n/a
Tribune                           common    896047107    1845      38200 sh         38200   n/a   n/a  n/a      38200   n/a  n/a
Trinity Industries Inc            common    896522109   35750    1931366 sh       1931366   n/a   n/a  n/a    1931366   n/a  n/a
UST Inc.                          common    902911106   44820    1279485 sh       1279485   n/a   n/a  n/a    1279485   n/a  n/a
Washington Mutual                 common    939322103   17737     429457 sh        429457   n/a   n/a  n/a     429457   n/a  n/a
White Mountain Insurance          common    g9618e107    1396       3534 sh          3534   n/a   n/a  n/a       3534   n/a  n/a

                                                      1521408


00843.0001 #423091